Intangible Assets, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (24,663,009)	¥ (14,319,607)
Intangible assets, net	¥ 96,018,313	77,593,680
Franchise right
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (years)	20 years
Authorized by THRI
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 69,646,000	63,757,000
Upfront franchise fees
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 51,035,322	¥ 28,156,287
Minimum | Upfront franchise fees
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (years)	2 years
Maximum | Upfront franchise fees
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (years)	12 years